MORGAN STANLEY LIMITED DURATION FUND
		   1221 Avenue of the Americas
		    New York, New York 10020



					July 9, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  	Morgan Stanley Limited Duration Fund
	File Number 33-50857


Dear Sir or Madam:

	On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 28, 2002.

					Very truly yours,
					/s/ Lou Anne D. McInnis
					Lou Anne D. McInnis
					Assistant Secretary



cc:	Larry Greene
 	Barry Fink